Accruals and other current liabilities	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
Accruals and other current liabilities

7	Accruals and other current liabilities

	December 31, 2025	June 30, 2026	June 30, 2026
	Audited	Unaudited	Unaudited
	S$	S$	US$
Accruals	230,842	48,896	37,782
Contract liabilities	428,559	29,110	22,493
Other payables
- Professional fee payables	445,794	575,897	444,996
Total	1,105,195	653,903	505,271

Contract liabilities primarily consist of amounts billed to customers in advance of revenue recognition. The Company recognizes revenue when the related services are performed and the performance obligations are satisfied. During the six months ended June 30, 2026, revenue of S$74,585 was recognized that was included in the contract liabilities balance as at December 31, 2025.